VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 13.2%
27,875		Activision Blizzard, Inc.	$ 2,592,375	1.4
1,787	(1)	Alphabet, Inc. - Class A	3,685,723	2.0
1,959	(1)	Alphabet, Inc. - Class C	4,052,446	2.2
90,340		Comcast Corp. – Class A	4,888,297	2.6
14,475	(1)	Facebook, Inc.- Class A	4,263,322	2.3
19,472	(1)	T-Mobile US, Inc.	2,439,647	1.3
13,511	(1)	Walt Disney Co.	2,493,050	1.4
			24,414,860	13.2

		Consumer Discretionary: 12.3%
2,645	(1)	Amazon.com, Inc.	8,183,842	4.4
766	(1)	Autozone, Inc.	1,075,694	0.6
7,993		Darden Restaurants, Inc.	1,135,006	0.6
14,618	(1)	Dollar Tree, Inc.	1,673,176	0.9
45,639		eBay, Inc.	2,794,932	1.5
19,232		Lowe's Cos, Inc.	3,657,542	2.0
8,234		McDonald's Corp.	1,845,569	1.0
34,365		Tapestry, Inc.	1,416,182	0.8
1,350	(1)	Ulta Beauty, Inc.	417,379	0.2
22,893	(1)	Under Armour, Inc. - Class A	507,309	0.3
			22,706,631	12.3

		Consumer Staples: 3.3%
26,792		Mondelez International, Inc.	1,568,135	0.9
28,897		Philip Morris International, Inc.	2,564,320	1.4
24,335		Sysco Corp.	1,916,138	1.0
			6,048,593	3.3

		Energy: 3.0%
43,483		Canadian Natural Resources Ltd.	1,342,320	0.7
23,832		Chevron Corp.	2,497,355	1.4
23,034		EOG Resources, Inc.	1,670,656	0.9
			5,510,331	3.0

		Financials: 12.4%
17,410		American Express Co.	2,462,470	1.3
8,127		Aon PLC	1,870,104	1.0
82,302		Bank of America Corp.	3,184,264	1.7
14,692	(1)	Berkshire Hathaway, Inc. – Class B	3,753,365	2.0
3,587		Blackrock, Inc.	2,704,455	1.5
28,670		Citigroup, Inc.	2,085,742	1.1
18,152		JPMorgan Chase & Co.	2,763,279	1.5
27,721		Morgan Stanley	2,152,813	1.2
22,850		State Street Corp.	1,919,629	1.1
			22,896,121	12.4

		Health Care: 10.7%
15,133		Abbott Laboratories	1,813,539	1.0
3,286		Anthem, Inc.	1,179,510	0.6
10,886		Baxter International, Inc.	918,125	0.5
12,342	(1)	BioMarin Pharmaceutical, Inc.	931,944	0.5
6,130		Cigna Corp.	1,481,866	0.8
17,572		CVS Health Corp.	1,321,942	0.7
23,314		Dentsply Sirona, Inc.	1,487,666	0.8
9,739		Eli Lilly & Co.	1,819,440	1.0
22,425		Johnson & Johnson	3,685,549	2.0
26,436		Medtronic PLC	3,122,885	1.7
2,344		Stryker Corp.	570,951	0.3
6,431	(1)	Vertex Pharmaceuticals, Inc.	1,381,958	0.8
			19,715,375	10.7

		Industrials: 9.3%
44,633		Carrier Global Corp.	1,884,405	1.0
9,516		Honeywell International, Inc.	2,065,638	1.1
65,934		Raytheon Technologies Corp.	5,094,720	2.8
12,593		Stanley Black & Decker, Inc.	2,514,444	1.4
43,591	(1)	Uber Technologies, Inc.	2,376,146	1.3
14,706		Union Pacific Corp.	3,241,350	1.7
			17,176,703	9.3

		Information Technology: 27.5%
4,757	(1)	Adobe, Inc.	2,261,335	1.2
78,698		Apple, Inc.	9,612,961	5.2
6,082	(1)	Autodesk, Inc.	1,685,626	0.9
23,716		Cisco Systems, Inc.	1,226,354	0.7
13,670		Fidelity National Information Services, Inc.	1,922,139	1.0
20,536	(1)	Fiserv, Inc.	2,444,605	1.3
5,162		Intuit, Inc.	1,977,356	1.1
2,650		Lam Research Corp.	1,577,386	0.9
20,567		Marvell Technology Group Ltd.	1,007,372	0.5
13,233		Mastercard, Inc. - Class A	4,711,610	2.5
45,232		Microsoft Corp.	10,664,349	5.8
3,207		Nvidia Corp.	1,712,314	0.9
4,939		NXP Semiconductor NV - NXPI - US	994,418	0.5
5,639	(1)	Palo Alto Networks, Inc.	1,816,096	1.0
8,352	(1)	PayPal Holdings, Inc.	2,028,200	1.1
27,922		TE Connectivity Ltd.	3,605,009	2.0
24,579		Western Digital Corp.	1,640,648	0.9
			50,887,778	27.5

		Materials: 4.1%
2,910		Air Products & Chemicals, Inc.	818,699	0.4
34,932		Corteva, Inc.	1,628,530	0.9
17,855		International Flavors & Fragrances, Inc.	2,492,737	1.3
25,126		Newmont Corp.	1,514,344	0.8
8,537		Nutrien Ltd.	460,059	0.3
986		Sherwin-Williams Co.	727,678	0.4
			7,642,047	4.1

		Real Estate: 1.5%
11,865		American Tower Corp.	2,836,447	1.5

		Utilities: 1.9%
55,948		AES Corp.	1,499,966	0.8

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
22,427		American Electric Power Co., Inc.	$ 1,899,567	1.1
			3,399,533	1.9

		Total Common Stock
		(Cost $138,490,708)	183,234,419	99.2

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $138,490,708)	183,234,419	99.2

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
1,921,249	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $1,921,249)	1,921,249	1.0

		Total Short-Term Investments
		(Cost $1,921,249)	1,921,249	1.0

		Total Investments in Securities (Cost $140,411,957)	$ 185,155,668	100.2
		Liabilities in Excess of Other Assets	(358,403)	(0.2)
		Net Assets	$ 184,797,265	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2021.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$183,234,419	$–	$–	$183,234,419
Other	–	–	–	–
Short-Term Investments	1,921,249	–	–	1,921,249
Total Investments, at fair value	$185,155,668	$–	$–	$185,155,668

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $140,877,833.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$45,064,737
Gross Unrealized Depreciation	(786,902)

Net Unrealized Appreciation	$44,277,835